INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Tables)	12 Months Ended
Mar. 31, 2015
Investments In and Advance To Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Schedule Of Number Of Operating Partnerships [Table Text Block]
The number of operating limited partnerships in which the Fund has limited partnership interests at March 31, 2015 and 2014 by series are as follows:

	2015	2014
Series 15	18	24
Series 16	21	28
Series 17	13	17
Series 18	12	18
Series 19	6	8
	70	95

Schedule Of Dispositions By Series [Table Text Block]
A summary of the dispositions by Series for March 31, 2015 is as follows:

	Operating	Sale of
	Partnership	Underlying	Partnership
	Interest	Operating	Proceeds from	Gain on
	Transferred	Partnership	Disposition *	Disposition
Series 15	3	3	$700,342	$700,342
Series 16	6	1	254,999	254,999
Series 17	3	1	1,130,141	1,138,960
Series 18	5	1	266,641	571,930
Series 19	1	1	504,722	504,722
Total	18	7	$2,856,845	$3,170,953

* Fund proceeds from disposition does not include $305,289 recorded as a receivable as of March 31, 2015 for Series 18 and Fund proceeds from disposition does not include the amount of $8,819 due to a writeoff of capital contribution payable of $8,819 for Series 17.

During the year ended March 31, 2014 the Fund disposed of fourteen operating limited partnerships of which one operating limited partnership was included in both Series 18 and 19, and the Fund received additional proceeds from one operating limited partnership disposed of in the prior year. The Fund also had a partial disposition of one operating limited partnership in Series 17.

A summary of the dispositions by Series for March 31, 2014 is as follows:

	Operating	Sale of
	Partnership	Underlying	Partnership
	Interest	Operating	Proceeds from	Gain on
	Transferred	Partnership	Disposition *	Disposition
Series 15	1	-	$20,746	$20,746
Series 16	2	1	856,031	791,031
Series 17	7	1	5,702,299	5,708,385
Series 18	2	-	28,018	28,018
Series 19	1	-	-	-
Total	13	2	$6,607,094	$6,548,180

* Fund proceeds from disposition includes $65,000 recorded as a receivable as of March 31, 2013 for Series 16 and Fund proceeds from disposition does not include the following amount which was due to a writeoff of capital contribution payable of $6,086 for Series 17.

Schedule Of Contributions Payable [Table Text Block]
The contributions payable to operating limited partnerships at March 31, 2015 and 2014 by series are as follows:

	2015	2014
Series 15	$-	$-
Series 16	50,008	50,008
Series 17	7,893	16,712
Series 18	18,554	18,554
Series 19	-	-
	$76,455	$85,274

Schedule Of Partnerships Investments In Operating Limited Partnerships [Table Text Block]
The Fund’s investments in operating limited partnerships at March 31, 2015 are summarized as follows:

	Total	Series 15	Series 16
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$29,156,965	$5,627,740	$8,577,657

Acquisition costs of operating limited partnerships	4,002,609	816,855	1,097,497

Syndication costs from operating limited partnerships	(36,455)	-	-

Cumulative distributions from operating limited partnerships	(66,361)	(4,207)	(12,055)

Cumulative impairment loss in investment in operating limited partnerships	(4,659,927)	(747,267)	(1,326,748)

Cumulative losses from operating limited partnerships	(28,396,831)	(5,693,121)	(8,336,351)

Investments in operating limited partnerships per balance sheets	-	-	-

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 (see note A)	(188,624)	(14,246)	(93,920)

The Fund has recorded acquisition costs at March 31, 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(447,290)	(92,484)	(120,021)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	562,650	76,193	-

	Total	Series 15	Series 16

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(27,893,359)	(6,350,536)	(8,177,820)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	166,223	76,600	71,626

Cumulative impairment loss in investment in operating limited partnerships	4,659,927	747,267	1,326,748

Other	77,770	(48,571)	370,412

Equity per operating limited partnerships’ combined financial statements	$(23,062,703)	$(5,605,777)	$(6,622,975)

The Fund’s investments in operating limited partnerships at March 31, 2015 are summarized as follows:

	Series 17	Series 18	Series 19
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$7,335,263	$5,630,054	$1,986,251

Acquisition costs of operating limited partnerships	1,052,732	777,180	258,345

Syndication costs from operating limited partnerships	-	(36,455)	-

Cumulative distributions from operating limited partnerships	(18,967)	(27,368)	(3,764)

Cumulative impairment loss in investment in operating limited partnerships	(1,311,848)	(963,351)	(310,713)

Cumulative losses from operating limited partnerships	(7,057,180)	(5,380,060)	(1,930,119)

Investments in operating limited partnerships per balance sheets	-	-	-

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 (see note A)	(55,606)	(5,588)	(19,264)

The Fund has recorded acquisition costs at March 31, 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(207,388)	-	(27,397)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	230,032	237,589	18,836

	Series 17	Series 18	Series 19

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(5,187,226)	(5,062,616)	(3,115,161)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	6,706	11,291	-

Cumulative impairment loss in investment in operating limited partnerships	1,311,848	963,351	310,713

Other	(13,657)	(180,536)	(49,878)

Equity per operating limited partnerships’ combined financial statements	$(3,915,291)	$(4,036,509)	$(2,882,151)

The Fund’s investments in operating limited partnerships at March 31, 2014 are summarized as follows:

	Total	Series 15	Series 16
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	40,059,536	$7,416,274	$9,989,000

Acquisition costs of operating limited partnerships	5,485,105	1,051,848	1,307,682

Syndication costs from operating limited partnerships	(36,455)	-	-

Cumulative distributions from operating limited partnerships	(109,387)	(4,207)	(18,795)

Cumulative impairment loss in investment in operating limited partnerships	(7,980,878)	(767,819)	(1,489,694)

Cumulative losses from operating limited partnerships	(37,417,921)	(7,696,096)	(9,788,193)

Investments in operating limited partnerships per balance sheets	-	-	-

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2013 (see note A)	(251,774)	(14,246)	(93,920)

The Fund has recorded acquisition costs at March 31, 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(731,033)	(180,526)	(121,307)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	661,736	99,993	-

	Total	Series 15	Series 16

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(32,676,601)	(7,704,240)	(9,746,456)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	293,057	86,996	116,307

Cumulative impairment loss in investment in operating limited partnerships	7,980,878	767,819	1,489,694

Other	147,238	(31,217)	410,145

Equity per operating limited partnerships’ combined financial statements	$(24,576,499)	$(6,975,421)	$(7,945,537)

The Fund’s investments in operating limited partnerships at March 31, 2014 are summarized as follows:

	Series 17	Series 18	Series 19
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$9,084,913	$9,231,164	$4,338,185

Acquisition costs of operating limited partnerships	1,336,534	1,189,539	599,502

Syndication costs from operating limited partnerships	-	(36,455)	-

Cumulative distributions from operating limited partnerships	(28,354)	(54,267)	(3,764)

Cumulative impairment loss in investment in operating limited partnerships	(1,566,308)	(2,656,687)	(1,500,370)

Cumulative losses from operating limited partnerships	(8,826,785)	(7,673,294)	(3,433,553)

Investments in operating limited partnerships per balance sheets	-	-	-

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2013 (see note A)	(118,756)	(5,588)	(19,264)

The Fund has recorded acquisition costs at March 31, 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(401,803)	-	(27,397)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	268,254	274,653	18,836

	Series 17	Series 18	Series 19

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(5,255,229)	(6,299,282)	(3,671,394)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	14,065	75,689	-

Cumulative impairment loss in investment in operating limited partnerships	1,566,308	2,656,687	1,500,370

Other	(24,227)	(159,245)	(48,218)

Equity per operating limited partnerships’ combined financial statements	$(3,951,388)	$(3,457,086)	$(2,247,067)

Schedule Of Summarized Balance Sheets In Operating Partnerships [Table Text Block]
The combined summarized balance sheets of the operating limited partnerships at December 31, 2014 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 15	Series 16
ASSETS

Buildings and improvements, net of accumulated depreciation	$41,025,674	$7,779,483	$13,895,144

Land	5,475,606	963,395	1,333,368

Other assets	12,750,906	2,894,330	5,422,745

	$59,252,186	$11,637,208	$20,651,257

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$72,860,731	$16,319,288	$23,069,729

Accounts payable and accrued expenses	5,382,780	243,807	3,644,733

Other liabilities	4,530,328	541,611	847,450

	82,773,839	17,104,706	27,561,912
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(23,062,703)	(5,605,777)	(6,622,975)
Other partners	(458,950)	138,279	(287,680)

	(23,521,653)	(5,467,498)	(6,910,655)

	$59,252,186	$11,637,208	$20,651,257

The combined summarized balance sheets of the operating limited partnerships at December 31, 2014 are as follows:

	Series 17	Series 18	Series 19
ASSETS

Buildings and improvements, net of accumulated depreciation	$11,002,475	$6,257,820	$2,090,752

Land	2,052,397	856,966	269,480

Other assets	2,489,058	1,442,202	502,571

	$15,543,930	$8,556,988	$2,862,803

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$16,764,622	$11,706,500	$5,000,592

Accounts payable and accrued expenses	935,022	329,300	229,918

Other liabilities	1,886,305	722,824	532,138

	19,585,949	12,758,624	5,762,648
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(3,915,291)	(4,036,509)	(2,882,151)
Other partners	(126,728)	(165,127)	(17,694)

	(4,042,019)	(4,201,636)	(2,899,845)

	$15,543,930	$8,556,988	$2,862,803

The combined summarized balance sheets of the operating limited partnerships at December 31, 2013 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 15	Series 16
ASSETS

Buildings and improvements, net of accumulated depreciation	$65,474,798	$10,638,155	$18,164,345

Land	7,435,734	1,244,835	1,633,868

Other assets	17,011,149	4,234,106	6,061,968

	$89,921,681	$16,117,096	$25,860,181

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$103,294,917	$23,388,703	$29,504,432

Accounts payable and accrued expenses	5,749,586	298,698	3,485,962

Other liabilities	7,435,396	749,927	955,168

	116,479,899	24,437,328	33,945,562
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(24,576,499)	(6,975,421)	(7,945,537)
Other partners	(1,981,719)	(1,344,811)	(139,844)

	(26,558,218)	(8,320,232)	(8,085,381)

	$89,921,681	$16,117,096	$25,860,181

The combined summarized balance sheets of the operating limited partnerships at December 31, 2013 are as follows:

	Series 17	Series 18	Series 19
ASSETS

Buildings and improvements, net of accumulated depreciation	$15,755,284	$12,716,393	$8,200,621

Land	2,357,349	1,534,202	665,480

Other assets	3,349,330	2,550,077	815,668

	$21,461,963	$16,800,672	$9,681,769

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$22,159,355	$18,890,770	$9,351,657

Accounts payable and accrued expenses	860,339	838,492	266,095

Other liabilities	2,602,669	1,205,148	1,922,484

	25,622,363	20,934,410	11,540,236
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(3,951,388)	(3,457,086)	(2,247,067)
Other partners	(209,012)	(676,652)	388,600

	(4,160,400)	(4,133,738)	(1,858,467)

	$21,461,963	$16,800,672	$9,681,769

Schedule Of Summarized Statement Of Operations In Operating Partnerships [Table Text Block]
The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2014 are as follows:

	Total	Series 15	Series 16
Revenue
Rental	$14,928,411	$3,236,824	$4,453,722
Interest and other	378,493	70,081	66,205

	15,306,904	3,306,905	4,519,927
Expenses
Interest	2,001,607	424,781	587,071
Depreciation and amortization	3,739,098	784,299	1,161,729
Taxes and insurance	1,841,555	392,391	531,323
Repairs and maintenance	3,632,790	807,087	1,151,844
Operating expenses	6,096,797	1,343,541	1,832,667
Other expenses	107,854	18,152	20,780

	17,419,701	3,770,251	5,285,414

NET LOSS	$(2,112,797)	$(463,346)	$(765,487)

Net loss allocated to Boston Capital Tax Credit Fund III L.P.*	$(2,114,273)	$(455,102)	$(711,685)

Net Income (Loss) allocated to other partners	$1,476	$(8,244)	$(53,802)

*
Amounts include $455,102, $711,685, $435,970, $400,659, and $110,857 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2014 are as follows:

	Series 17	Series 18	Series 19
Revenue
Rental	$4,320,929	$2,164,875	$752,061
Interest and other	144,520	54,383	43,304

	4,465,449	2,219,258	795,365
Expenses
Interest	579,549	322,689	87,517
Depreciation and amortization	1,075,845	553,955	163,270
Taxes and insurance	518,585	292,006	107,250
Repairs and maintenance	951,107	524,124	198,628
Operating expenses	1,691,718	881,301	347,570
Other expenses	23,204	42,606	3,112

	4,840,008	2,616,681	907,347

NET LOSS	$(374,559)	$(397,423)	$(111,982)

Net loss allocated to Boston Capital Tax Credit Fund III L.P.*	$(435,970)	$(400,659)	$(110,857)

Net Income (Loss) allocated to other partners	$61,411	$3,236	$(1,125)

*
Amounts include $455,102, $711,685, $435,970, $400,659, and $110,857 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2013 are as follows:

	Total	Series 15	Series 16
Revenue
Rental	$20,863,472	$4,278,259	$5,462,897
Interest and other	458,789	116,389	87,319

	21,322,261	4,394,648	5,550,216
Expenses
Interest	3,093,964	598,638	654,367
Depreciation and amortization	5,395,172	1,190,569	1,493,411
Taxes and insurance	2,716,801	554,343	704,902
Repairs and maintenance	4,538,378	997,909	1,345,782
Operating expenses	8,210,997	1,676,626	2,146,319
Other expenses	137,692	26,584	24,886

	24,093,004	5,044,669	6,369,667

NET LOSS	$(2,770,743)	$(650,021)	$(819,451)

Net loss allocated to Boston Capital Tax Credit Fund III L.P.*	$(2,735,602)	$(593,055)	$(836,199)

Net Income (Loss) allocated to other partners	$(35,141)	$(56,966)	$16,748

*
Amounts include $593,055, $836,199, $505,941, $574,802, and $225,605 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2013 are as follows:

	Series 17	Series 18	Series 19
Revenue
Rental	$5,547,549	$3,698,061	$1,876,706
Interest and other	131,681	104,511	18,889

	5,679,230	3,802,572	1,895,595
Expenses
Interest	821,457	599,900	419,602
Depreciation and amortization	1,329,878	935,544	445,770
Taxes and insurance	667,253	574,910	215,393
Repairs and maintenance	1,157,847	780,541	256,299
Operating expenses	2,067,937	1,451,099	869,016
Other expenses	27,704	53,906	4,612

	6,072,076	4,395,900	2,210,692

NET LOSS	$(392,846)	$(593,328)	$(315,097)

Net loss allocated to Boston Capital Tax Credit Fund III L.P.*	$(505,941)	$(574,802)	$(225,605)

Net Income (Loss) allocated to other partners	$113,095	$(18,526)	$(89,492)

*
Amounts include $593,055, $836,199, $505,941, $574,802, and $225,605 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.